Right of Use Assets - Schedule of Reconciliation of Right of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Balance, beginning of year	$ 9,967	$ 9,182
Additions	1,330	3,480
Acquired	2,484	0
Disposals	0	(209)
Adjustments	(633)	0
Amortization	(3,692)	(2,486)
Balance, end of year	$ 9,456	$ 9,967